Pay vs Performance Disclosure	3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025	Aug. 05, 2025	Dec. 31, 2025	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)(a)	Summary Compensation Table Total for Former CEO ($)(a)	Compensation Actually Paid to CEO ($)(b)	Compensation Actually Paid to Former CEO ($)(b)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(c)	Average Compensation Actually Paid to Non-CEO NEOs ($)(d)	Net (Loss) ($)(e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (f)
Transition Period	$1	$-	$1	$-	$235,377	$(2,473,653)	$(27,455,848)	47.01
2025	$-	$2,482,236	$-	$2,482,236	$494,407	$2,416,931	$(22,123,349)	462.07
2024	-	1,652,327	-	758,125	804,131	496,877	(16,581,558)	116.00
2023	-	1,096,537	-	544,968	564,542	319,792	(15,289,167)	13.66

Named Executive Officers, Footnote				The amounts in these two columns represent the total compensation of our current CEO, Mr. Kidd and our former CEO, Mr. Erickson, for the Transition Period and each of the Covered Fiscal Years. Mr. Kidd was appointed as our CEO effective August 6, 2025, while Mr. Erickson served as our CEO from January 23, 2023 until August 6, 2025. Mr. Kidd was appointed as our current CEO at an annual base salary of $1 and is therefore reflected as our CEO for the Transition Period and fiscal year 2025 in the table above. Mr. Erickson served as our CEO from January 23, 2023 until August 6, 2025 and is therefore reflected as our Former CEO for fiscal years 2025, 2024, and 2023.The amounts in this column represent the average total compensation of our Non-CEO NEOs for the Transition Period and each of the Covered Fiscal Years. The Non-CEO NEOs for the Transition Period were Ms. Payne and Mr. Chapman, for the fiscal year ended September 30, 2025, were Ms. Payne, Mr. Chapman, and Mr. Conley and for the fiscal year ended September 30, 2024 was Mr. Conley, as reported in the Summary Compensation Table of the applicable proxy statement.
Adjustment To PEO Compensation, Footnote	The amounts in these two columns represent the total compensation actually paid to the CEO or former CEO, as applicable, for the Transition Period and each of the Covered Fiscal Years, as calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect adjustments to the total compensation reported in the corresponding columns of footnote (a) to account for changes in the fair value of equity awards and other items, as set forth in the “Adjustments” table below. We did not pay any compensation to Mr. Kidd, our current CEO, during the fiscal years ended September 30, 2025, 2024 and 2023.
The table below represents the amount of compensation actually paid to the CEO, the Former CEO and the Non-CEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual compensation earned or paid during the applicable period. We did not pay any compensation to Mr. Kidd, our current CEO, during the fiscal year ended September 30, 2025. Mr. Erickson served as our CEO from January 23, 2023 until August 6, 2025 and is therefore reflected as our Former CEO for fiscal year 2025 and our CEO for fiscal year 2024 in the table below. Ms. Payne and Mr. Chapman began serving in their respective roles effective August 6, 2025, at which time Mr. Conley resigned from his role with the Company.

	CEO				Former-CEO				Non-CEO NEOs
	Transition Period	2025	2024	2023	Transition Period	2025	2024	2023	Transition Period	2025	2024	2023
Total from Summary Compensation Table (SCT)	$1	$-	$-	$-	$-	$2,482,236	$1,652,327	$1,096,537	$235,377	$494,407	$804,131	$564,542
Less the amounts under Stock Awards column in the SCT	-	-	-	-	-	(1,189,500)	-	-	-	(25,250)	-	-
Less the amounts reported under the Option Awards column in the SCT	-	-	-	-	-	-	(894,202)	(551,569)	(144,177)	(184,710)	(307,254)	(244,750)
Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	-	-	-	-	-	83,750	-		333,690	2,132,484	-	-
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	-	-	-	-	-	-	-		(340,995)	-	-	-
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same year	-	-	-	-	-	1,105,750	-	-	-	-	-	-
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year	-	-	-	-	-	-	-	-	-	-	-	-
Less: prior year-end fair value of awards forfeited in the year									(2,557,548)
Add Dividends Paid in the Fiscal Year	-	-	-	-	-	-	-	-	-	-	-	-
Equals Compensation Actually Paid in Fiscal Year	$1	$-	$-	$-	$-	$2,482,236	$758,125	$544,968	$(2,473,653)	$2,416,931	$496,877	$319,792
Adjustments from Total Compensation to Compensation Actually Paid
The amounts reported in the “Compensation Actually Paid to CEO,” “Compensation Actually Paid to Former CEO” and “Compensation Actually Paid to Non-CEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO, former CEO or Non-CEO NEOs during each applicable period. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. With respect to the Transition Period and each Covered Fiscal Year, see the Summary Compensation Table for certain other compensation of our former CEO and our Non-CEO NEOs for the Transition Period and each applicable fiscal year and the Outstanding Equity Awards at Fiscal Year-End table for the value realized by our former CEO upon the vesting of stock awards during the Transition Period from October 1, 2025 through December 31, 2025 and our fiscal year ended September 30, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 235,377				$ 494,407	$ 804,131	$ 564,542
Non-PEO NEO Average Compensation Actually Paid Amount	(2,473,653)				2,416,931	496,877	319,792
Adjustment to Non-PEO NEO Compensation Footnote	The amounts in this column represent the average total compensation actually paid to the Non-CEO NEOs for the Transition Period and each of the Covered Fiscal Years, adjusting the total compensation from column (c) by the amounts in the “Adjustments” table below.
The table below represents the amount of compensation actually paid to the CEO, the Former CEO and the Non-CEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual compensation earned or paid during the applicable period. We did not pay any compensation to Mr. Kidd, our current CEO, during the fiscal year ended September 30, 2025. Mr. Erickson served as our CEO from January 23, 2023 until August 6, 2025 and is therefore reflected as our Former CEO for fiscal year 2025 and our CEO for fiscal year 2024 in the table below. Ms. Payne and Mr. Chapman began serving in their respective roles effective August 6, 2025, at which time Mr. Conley resigned from his role with the Company.

	CEO				Former-CEO				Non-CEO NEOs
	Transition Period	2025	2024	2023	Transition Period	2025	2024	2023	Transition Period	2025	2024	2023
Total from Summary Compensation Table (SCT)	$1	$-	$-	$-	$-	$2,482,236	$1,652,327	$1,096,537	$235,377	$494,407	$804,131	$564,542
Less the amounts under Stock Awards column in the SCT	-	-	-	-	-	(1,189,500)	-	-	-	(25,250)	-	-
Less the amounts reported under the Option Awards column in the SCT	-	-	-	-	-	-	(894,202)	(551,569)	(144,177)	(184,710)	(307,254)	(244,750)
Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	-	-	-	-	-	83,750	-		333,690	2,132,484	-	-
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	-	-	-	-	-	-	-		(340,995)	-	-	-
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same year	-	-	-	-	-	1,105,750	-	-	-	-	-	-
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year	-	-	-	-	-	-	-	-	-	-	-	-
Less: prior year-end fair value of awards forfeited in the year									(2,557,548)
Add Dividends Paid in the Fiscal Year	-	-	-	-	-	-	-	-	-	-	-	-
Equals Compensation Actually Paid in Fiscal Year	$1	$-	$-	$-	$-	$2,482,236	$758,125	$544,968	$(2,473,653)	$2,416,931	$496,877	$319,792
Adjustments from Total Compensation to Compensation Actually Paid
The amounts reported in the “Compensation Actually Paid to CEO,” “Compensation Actually Paid to Former CEO” and “Compensation Actually Paid to Non-CEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO, former CEO or Non-CEO NEOs during each applicable period. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. With respect to the Transition Period and each Covered Fiscal Year, see the Summary Compensation Table for certain other compensation of our former CEO and our Non-CEO NEOs for the Transition Period and each applicable fiscal year and the Outstanding Equity Awards at Fiscal Year-End table for the value realized by our former CEO upon the vesting of stock awards during the Transition Period from October 1, 2025 through December 31, 2025 and our fiscal year ended September 30, 2025.

Net Income (Loss)	$ (27,455,848)				$ (22,123,349)	$ (16,581,558)	$ (15,289,167)
Company Selected Measure Amount | $ / shares	47.01				462.07	116.00	13.66
PEO Name		Mr. Kidd	Mr. Erickson			Mr. Erickson	Mr. Erickson
Additional 402(v) Disclosure				The amounts in this column represent our net income (loss) for the Transition Period and the Covered Fiscal Years as reported in our Transition Report and our Annual Report on Form 10-K for each of the Covered Fiscal Years filed with the SEC.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description				The amounts in this column represent the cumulative TSR of a fixed investment of $100 made at the closing price of our common stock at September 30, 2023 for the measurement period beginning on such date and continuing through and including the end of the Transition Period and each of the Covered Fiscal Years reflected in the table. Closing prices before February 19, 2025 have been adjusted to reflect the 1-for-40 reverse stock split effective on that date. Because the Transition Period and the Covered Fiscal Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Mr. Kidd [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1
PEO Actually Paid Compensation Amount	1
Mr. Erickson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 2,482,236	$ 1,652,327	$ 1,096,537
PEO Actually Paid Compensation Amount					2,482,236	758,125	544,968
PEO | Mr. Kidd [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Kidd [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Kidd [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Kidd [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Kidd [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kidd [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Kidd [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Kidd [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Erickson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					83,750	0
PEO | Mr. Erickson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Erickson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,105,750	0	0
PEO | Mr. Erickson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Mr. Erickson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Erickson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Mr. Erickson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,189,500)	0	0
PEO | Mr. Erickson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(894,202)	(551,569)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	333,690				2,132,484	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,995)				0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,557,548)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				(25,250)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (144,177)				$ (184,710)	$ (307,254)	$ (244,750)